FINANCIAL INSTRUMENTS - Classification and Measurement (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 3,528	$ 4,915
Fair value	3,528	4,915
Carrying value	45,122	41,511
Fair value	45,863	41,834
Debt obligations | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	37,991	33,579
Fair value	38,726	33,900
Capital securities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	3,352	3,377
Fair value	3,358	3,379
Capital securities - fund subsidiaries | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	813	794
Fair value	813	794
Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,783	2,750
Fair value	2,783	2,750
Derivatives | Other non-current financial liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	160	22
Derivatives | Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	399	242
Loan payable | Other non-current financial liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	23	26
Fair value	23	26
Other financial instruments | Other non-current financial liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	160	985
Fair value	160	985
Held for sale | Debt obligations | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,107	60
Held for sale | Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	209	1
Participating loan interests | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	517	471
Fair value	517	471
Loans and notes receivable | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	185	73
Fair value	185	73
Other non-current assets | Loans and receivables | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	153	104
Fair value	153	104
Other non-current assets | FVTPL | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	174	37
Fair value	174	37
Other non-current assets | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	48	12
Fair value	48	12
Other non-current assets | AFS | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	150	168
Fair value	150	168
Accounts receivable and other | Loans and receivables | Other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	773	1,256
Fair value	773	1,256
Accounts receivable and other | Loans and receivables | Held for sale | Other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	105	1
Accounts receivable and other | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	37	1,338
Fair value	37	1,338
Cash and cash equivalents | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,491	1,456
Fair value	$ 1,491	$ 1,456